Document and Entity Information Document	Sep. 30, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	CITY HOLDING COMPANY
Entity Central Index Key	0000726854
Amendment Flag	false
Entity Incorporation, State or Country Code	WV
Entity File Number	0-11733
Entity Tax Identification Number	55-0619957
Entity Address, Address Line One	25 Gatewater Road
Entity Address, City or Town	Cross Lanes
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	25313
City Area Code	304
Local Phone Number	769-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $2.50 Par Value
Trading Symbol	CHCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false